UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22459

Global Equity Long/Short Master Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices) (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code  (919) 933-4004

Date of fiscal year end:  March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

December 31, 2013
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Investments in Portfolio Funds
Asia
SR Global Fund Inc. – Japan Portfolio	$2,078,430	$2,673,264	4.40%	Cayman Islands	Monthly	1/31/2014
17,037 shares - Class H
Teng Yue Partners Offshore Fund, L.P.	3,250,000	4,208,205	6.93	Cayman Islands	Quarterly	9/30/2014
3,250 shares
Tybourne Equity (Offshore) Fund	2,285,067	2,731,418	4.48	Cayman Islands	Quarterly	3/31/2014
2,285 shares - Series A
Total Asia	7,613,497	9,612,887	15.81

Energy & Natural Resources
Tiger Eye Fund, Ltd	2,500,000	3,086,839	5.08	Cayman Islands	Quarterly	6/30/2014
2,500 shares - Class A
Total Energy & Natural Resources	2,500,000	3,086,839	5.08

Financials
Samlyn Offshore, Ltd.	298,788	280,784	0.46	Cayman Islands	0-5 Years	N/A
299 shares – Class S
Total Financials	298,788	280,784	0.46

Global Long/Short
Falcon Edge Global, Ltd.	4,250,000	5,451,202	8.98	Cayman Islands	Quarterly	3/31/2014
4,249 shares - Class B
Glade Brook Global Offshore Fund, Ltd.	2,053,295	2,729,038	4.50	Cayman Islands	Quarterly	3/31/2014
2,110 shares - Class FC-UR-2
Hengistbury Fund Limited	1,500,000	1,770,923	2.92	Cayman Islands	Quarterly	3/31/2014
15,000 shares - Class A
Hound Partners Offshore Fund, Ltd.	2,500,625	3,735,061	6.15	Cayman Islands	Quarterly	3/31/2014
2,590 shares - Class A
Marble Arch Offshore Partners, Ltd.	1,250,000	1,338,296	2.20	Cayman Islands	Semi-Annually	3/31/2014
717 shares – Class A

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

December 31, 2013
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Global Long/Short (continued)
Viking Global Equities III, Ltd.	$2,490,334	$3,682,506	6.07%	Cayman Islands	Monthly	1/31/2014
1,415 shares - Class H
Total Global Long/Short	14,044,254	18,707,026	30.82

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.	3,488,479	6,845,244	11.28	Cayman Islands	Quarterly	3/31/2014
1,906 shares - Series A
Total Healthcare	3,488,479	6,845,244	11.28

Technology
Artis Partners 2X, Ltd.	68,204	5,114	0.01	Cayman Islands	0-5 Years	N/A
588 shares - Class K
Light Street Xenon, Ltd.	1,250,000	1,746,071	2.88	Cayman Islands	Quarterly	3/31/2014
1,250 shares – Class A
Tiger Global, Ltd.	2,751,312	4,050,489	6.67	Cayman Islands	Monthly	1/31/2014
5,655 shares - Class C
Tiger Global, Ltd.	1,397,382	2,057,230	3.39	Cayman Islands	Monthly	1/31/2014
6,025 shares - Class E
Total Technology	5,466,898	7,858,904	12.95

Total Investments in Portfolio Funds	33,411,916	46,391,684	76.40

Investments in Securities
Common Stocks
Global Opportunistic
Amazon, Inc.	454,853	631,285	1.04	United States	Daily	N/A
1,583 shares
American International Group, Inc.	534,002	605,453	1.00	United States	Daily	N/A
11,860 shares
Carter Holdings, Inc.	580,568	599,088	0.99	United States	Daily	N/A
8,345 shares

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

December 31, 2013
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Common Stocks (continued)
CBS Corporation, Class B	$487,442	$617,832	1.02%	United States	Daily	N/A
9,693 shares
Colfax Corporation	507,638	635,881	1.05	United States	Daily	N/A
9,984 shares
Depomed, Inc.	582,539	783,872	1.29	United States	Daily	N/A
74,090 shares
Dollar General, Inc.	584,507	599,882	0.99	United States	Daily	N/A
9,945 shares
Fleetcor Technologies, Inc.	411,890	576,359	0.95	United States	Daily	N/A
4,919 shares
Liberty Global PLC – Class A	562,030	646,334	1.06	United States	Daily	N/A
7,263 shares
Liberty Media Corporation	519,255	567,054	0.93	United States	Daily	N/A
3,872 shares
Mastercard, Inc. – Class A	461,269	649,152	1.07	United States	Daily	N/A
777 shares
Priceline.com, Inc.	483,948	596,311	0.98	United States	Daily	N/A
513 shares
SBA Communications Corporation	585,543	580,456	0.96	United States	Daily	N/A
6,461 shares
Soufun Holdings, Limited	587,590	697,271	1.15	United States	Daily	N/A
8,461 shares
Time Warner, Inc.	531,713	604,960	1.00	United States	Daily	N/A
8,677 shares
TransDigm Group, Inc.	547,226	635,063	1.05	United States	Daily	N/A
3,944 shares
Twenty-First Century Fox, Inc.	515,117	606,644	1.00	United States	Daily	N/A
17,244 shares
Valeant Pharmaceuticals International, Inc.	483,691	635,251	1.05	United States	Daily	N/A
5,411 shares
Vipshop Holdings, Limited	272,040	560,489	0.92	United States	Daily	N/A
6,698 shares

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

December 31, 2013
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Common Stocks (continued)
W.R. Grace & Co.	$507,144	$614,479	1.01%	United States	Daily	N/A
6,215 shares
Total Common Stocks	10,200,005	12,443,116	20.51

Exchange Traded Funds
Asia
Maxis Nikkei 225 Index Fund	2,505,570	2,579,339	4.25	United States	Daily	N/A
139,198 shares
Total Exchange Traded Funds	2,505,570	2,579,339	4.25

Total Investments	46,117,491	61,414,139	101.16

Securities Sold Short	Proceeds	Fair Value
Exchange Traded Funds
Asia
Currency Shares Japanese Yen	(2,499,927)	(2,440,516)	(4.02)	United States	Daily	N/A
26,310 shares
Total Exchange Traded Funds	(2,499,927)	(2,440,516)	(4.02)
Total Securities Sold Short	(2,499,927)	(2,440,516)	(4.02)

Other Assets, less Liabilities		1,736,292	2.86
Total Net Assets		$60,709,915	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)
Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2013 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Global Equity Long/Short Master Fund (the “Master Fund”) is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively “the “Portfolio Funds”), common stocks and exchange traded funds (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term horizon. The Master Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Master Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”).

The Master Fund’s Board of Trustees (the “Board”) has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Master Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Master Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Master Fund been available.

Investments in publicly traded securities held by the Master Fund are valued as follows:

The Master Fund values investments in publicly traded securities, including common stocks and exchange traded funds (long and short), that are listed on a national securities exchange at their closing price on the last business day of the period. Publicly traded securities are generally categorized in level 1 of the fair value hierarchy.

Securities Sold Short

Securities sold short, represent obligations of the Master Fund to deliver the specified security at the future price and, thereby, create a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk since the Master Fund’s satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

Fair Value of Financial Instruments

In accordance with ASC 820, the Master Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Master Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. All of the Master Fund’s investments in Securities have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Master Fund’s investments in Portfolio Funds and Securities Sold Short carried at fair value:

	Assets at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds
Asia	$-	$2,673,264	$6,939,623	$9,612,887
Energy & Natural Resources	-	-	3,086,839	3,086,839
Financials	-	-	280,784	280,784
Global Long/Short	-	14,971,965	3,735,061	18,707,026
Healthcare	-	6,845,244	-	6,845,244
Technology	-	1,746,071	6,112,833	7,858,904
Securities
Common Stocks – Global Opportunistic	12,443,116	-	-	12,443,116
Exchange Traded Funds – Asia	2,579,339	-	-	2,579,339
Total Investments	$15,022,455	$26,236,544	$20,155,140	$61,414,139

	Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds – Asia	$(2,440,516)	$-	$-	$(2,440,516)
Total Securities Sold Short	$(2,440,516)	$-	$-	$(2,440,516)

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Asia	Energy & Natural Resources	Financials	Global Long/Short	Technology	Total
Balance as of April 1, 2013	$2,724,574	$1,539,089	$298,788	$9,231,096	$5,670,127	$19,463,674
Purchases	3,250,000	1,000,000	-	-	-	4,250,000
Sales	(250,000)	-	-	-	(25,014)	(275,014)
Net realized gain	35,067	-	-	-	(93,141)	(58,074)
Net change in unrealized
appreciation (depreciation)	1,179,982	547,750	(18,004)	212,040	560,861	2,482,629
Transfers into level 3	-	-	-	-	-	-
Transfers out of level 3*	-	-	-	(5,708,075)	-	(5,708,075)
Balance as of December 31, 2013	$6,939,623	$3,086,839	$280,784	$3,735,061	$6,112,833	$20,155,140

Net change in unrealized
appreciation (depreciation)
on level 3 investments in
Portfolio Funds still held as of
December 31, 2013	$1,179,982	$547,750	$(18,004)	$212,040	$560,861	$2,482,629

*
Transfers out of level 3 represent investments that were previously categorized as level 3 investments during the reporting period. In accordance with authoritative guidance, these investments are being reclassified as level 2 investments for the period ended December 31, 2013 as the Master Fund had the ability to redeem its investments at net asset value as of December 31, 2013 or during the first quarter following December 31, 2013.

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period. Transfers between the levels of the fair value hierarchy are reported on the date the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Equity Long/Short Master Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	February 24, 2014

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 24, 2014